Basis of Presentation and General Information - Schedule of Subsidiaries (Details) $ in Thousands	1 Months Ended
Jun. 30, 2018 USD ($) shares
Class of Stock [Line Items]
Cumulative redeemable perpetual preferred equity | $	$ 16,875
Series A Preferred Stock | Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction | shares	100